Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 30,142	$ 4,245	¥ 33,157
Income tax payables	11,121	1,566	13,446
Other tax payables	17,206	2,423	12,025
Salary and welfare payables	17,210	2,424	33,262
Deposits received from ride-hailing drivers	3,781	533	3,234
Purchase consideration payable	15,784	2,223	15,845
Others	12,888	1,816	14,980
Total	¥ 108,132	$ 15,230	¥ 125,949